Income Taxes - Summary of Financial Reporting, Loss Before Income Taxes (Detail) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 28, 2026	Mar. 28, 2026	Mar. 29, 2025	Mar. 30, 2024
Income Before Income Tax Domestic And Foreign [Line Items]
Net loss	$ (1,500)	$ 3,395	$ 12,819	$ 4,631
Canada
Income Before Income Tax Domestic And Foreign [Line Items]
Net loss		3,395
United States
Income Before Income Tax Domestic And Foreign [Line Items]
Net loss		0
Foreign
Income Before Income Tax Domestic And Foreign [Line Items]
Net loss		$ 0